10. Segments (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Revenues	$ 0	$ 0	$ 149,625	$ 0	$ 149,625	$ 392,073
Operating Losses	(1,346,954)	(1,236,173)	(2,444,226)	(2,396,422)	(4,831,116)	(6,098,357)
Net Losses	(1,402,060)	(1,308,577)	(2,554,436)	(3,154,128)	(5,699,837)	(7,306,726)
Cash	5,078,605	920,072	5,078,605	920,072	6,974,070	1,559,701	$ 2,123,737
Total Assets	5,272,423	1,145,978	5,272,423	1,145,978	7,351,904	1,726,368
Capital Expenditures			0	23,705	24,823	16,433
Depreciation and Amortization			16,040	18,651	35,658	32,413
Interest Expense			110,210	580,583	361,597	304,330
Aethlon
Revenues			149,625	0	149,625	392,073
Operating Losses			(2,369,907)	(2,373,066)	(4,729,719)	(5,945,293)
Net Losses			(2,480,117)	(3,130,772)	(5,598,440)	(7,153,662)
Cash	5,076,872	919,612	5,076,872	919,612	6,972,450	1,558,667
Total Assets	5,270,690	1,118,433	5,270,690	1,118,433	7,350,284	1,698,249
Capital Expenditures			0	23,705	24,823	16,433
Depreciation and Amortization			16,040	18,651	35,658	22,370
Interest Expense			110,210	250,583	361,597	304,330
ESI [Member]
Revenues			0	0	0	0
Operating Losses			(74,319)	(23,356)	(101,397)	(153,064)
Net Losses			(74,319)	(23,356)	(101,397)	(153,064)
Cash	1,733	460	1,733	460	1,620	1,034
Total Assets	$ 1,733	$ 27,545	1,733	27,545	1,620	28,119
Capital Expenditures			0	0	0	0
Depreciation and Amortization			0	0	0	10,043
Interest Expense			$ 0	$ 0	$ 0	$ 0